Employee Benefits Obligations (Details) - Schedule of Defined Benefit Obligation by the Amounts (Parentheticals)	Mar. 31, 2023	Mar. 31, 2022
Discount rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation percentage rate	1.00%	1.00%
Attrition rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation percentage rate	1.00%	1.00%
Future salary growth rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation percentage rate	1.00%	1.00%